INVESTMENTS IN JOINT VENTURES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance sheet [Abstract]
Current assets		$ 7,440,000,000	$ 6,861,000,000
Non-current assets		10,385,000,000	10,040,000,000
Total assets		17,942,000,000	16,963,000,000
Total liabilities		11,814,000,000	10,789,000,000
Proportionate share of net assets of Profertil		522,000,000	541,000,000
Loans and accrued interest	[1]	4,457,000,000	4,560,000,000
Carrying amount of interest in Profertil		176,000,000	162,000,000
Cash and cash equivalents		466,000,000	412,000,000	$ 515,000,000
Income statement [Abstract]
Sales		13,766,000,000	13,457,000,000
Depreciation and amortization		530,000,000	493,000,000
Income taxes		203,000,000	228,000,000
Profit (loss)		315,000,000	596,000,000
Total comprehensive income (loss)		$ 395,000,000	620,000,000
Profertil S.A. [Member]
Disclosure of financial information [line items]
Ownership interest in Joint Venture		50.00%
Voting right in Joint Venture		50.00%
Balance sheet [Abstract]
Current assets	[2]	$ 226,000,000	176,000,000
Non-current assets		548,000,000	595,000,000
Total assets		774,000,000	771,000,000
Current liabilities	[3]	212,000,000	195,000,000
Non-current liabilities	[4]	209,000,000	251,000,000
Total liabilities		421,000,000	446,000,000
Net assets		353,000,000	325,000,000
Proportionate share of net assets of Profertil		177,000,000	163,000,000
Elimination of unrealized profit		(1,000,000)	(1,000,000)
Carrying amount of interest in Profertil		176,000,000	162,000,000
Cash and cash equivalents		12,000,000	22,000,000
Current financial liabilities		77,000,000	59,000,000
Noncurrent financial liabilities		56,000,000	116,000,000
Income statement [Abstract]
Sales		432,000,000	392,000,000
Depreciation and amortization		22,000,000	26,000,000
Interest expense		21,000,000	24,000,000
Income taxes		20,000,000	39,000,000
Profit (loss)		26,000,000	51,000,000
Total comprehensive income (loss)		26,000,000	51,000,000
Proportionate share of Profertil earnings (loss)		13,000,000	26,000,000
Elimination of unrealized profit		0	1,000,000
Dividend And Interest Received From Joint Ventures		$ 0	$ 108,000,000

[1]	Debentures have various provisions that allow redemption prior to maturity, at our optio n, at specified prices.
[2]	Includes cash and cash equivalents of $ 12 -million ( 2016 – $ 22 -million)
[3]	Includes current financial liabilities (excluding trade and other payables and provisions) of $ 77 -million ( 2016 – $ 59 -million)
[4]	Includes non-current financial liabilities (excluding trade and other payables and provisions) of $ 56 -million ( 2016 – $ 116 -million)